Stock Incentive Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Stock Incentive Plans [Abstract]
Schedule of stock-based compensation expense
	Three months ended March 31,
(In thousands)	2015	2016
Research and development	$26	$11
General and administrative	145	85
Total	$171	$96

	Year Ended December 31,
(In thousands)	2014	2015
Research and development	$48	$42
General and administrative	229	462
Total	$277	$504

Schedule of stock option activity
	Options Outstanding
	2016
	Shares	Weighted Average Exercise Price
Outstanding, January 1	1,316,106	$4.66
Options Issued	232,000	$0.26
Outstanding, March 31	1,548,106	$4.00
Exercisable, March 31	1,046,606	$5.50

	Year Ended December 31,
	2014		2015
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding on January 1	284,829	$39.46	1,084,106	$5.52
Issued	1,039,000	1.07	232,000	0.63
Forfeited/expired	(239,723)	18.02	-	-
Outstanding on December 31	1,084,106	$5.52	1,316,106	$4.66
Exercisable as of December 31	179,106	$28.06	750,356	$7.44

Schedule of summary of additional information on stock options outstanding
	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.26 - 0.82	484,000	4.24	$0.46	368,000	$0.53
$1.07 - $2.20	1,021,500	7.24	1.07	636,000	1.07
$47.60 - $87.60	21,000	2.19	67.60	21,000	67.60
$127.60 - $207.60	21,500	2.19	158.30	21,500	158.30
$526.40	106	0.85	526.40	106	526.40
Totals	1,548,106	6.16	$4.00	1,046,606	$5.50

	Weighted-Average Exercisable Remaining Contractual Life (Years)				5.47

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted-Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.63 - 0.82	252,000	4.00	$0.65	136,000	$0.66
$1.07 - $2.20	1,021,500	7.49	1.07	571,750	1.07
$47.60 - $87.60	21,000	2.44	67.60	21,000	67.60
$127.60 - $207.60	21,500	2.44	158.30	21,500	158.30
$526.40	106	1.10	526.40	106	526.40
Totals	1,316,106	6.66	$4.66	750,356	$7.44
	Weighted-Average Exercisable Remaining Contractual Life (Years)				5.84